4. Business Combination	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Combination

4. BUSINESS COMBINATION

On December 14, 2017, the Company entered into a Securities Exchange Agreement dated December 14, 2017, between the Company, OXYS, and HereLab, Inc., a Delaware corporation (“HereLab”), and the shareholders of HereLab. Upon completion of the closing of the Exchange Agreement, on January 11, 2018, the Company issued an aggregate of 1,650,000 shares of its common stock on a pro rata basis to the two shareholders of HereLab and HereLab became a wholly-owned subsidiary of the Company.

The combination was accounted for under the acquisition method of accounting for business combinations and OXYS was considered to be the acquiring company. Under the acquisition method of accounting, total consideration exchanged included $495,000 of OXYS common stock.

The purchase price allocation to assets and liabilities assumed in the transaction was:

Current assets	$3,119
Current liabilities	(3,331)
Field tests	302,079
Sensor integrations	128,755
Board designs	64,378
Net assets acquired	495,000
Total consideration	$495,000

Under the acquisition method of accounting identifiable intangible assets were recorded based on their estimated fair values as of the effective time of the acquisition. Cash, accounts receivable, and income tax payable were valued at their respective carrying amounts, which management believes approximates their fair values.

Acquired intangible assets included specific board designs, sensor integrations, and related field tests are definite lived assets and are being amortized over a 10-year useful life.

The following table provides unaudited proforma results, prepared in accordance with ASC 805, for the year ended December 31, 2017, as if HereLab had been acquired at the beginning of the period.

For the year ended
December 31, 2017
Gross profit	$2,368
Net loss	$(499,775)
Net loss per share, basic and diluted	$(0.02)

The unaudited proforma results include adjustments to eliminate the sales and expenses incurred between the Company and HereLab during the period.

The unaudited proforma condensed results do not give effect to the potential impact of current financial conditions, regulatory matters, operating efficiencies or other savings or expenses that may be associated with the acquisition.

Unaudited proforma amounts are not necessarily indicative of future results.